Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Schedule of expected credit loss regarding trade receivables

December 31, 2022
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance from ECL	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,061	5	3,056
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,674	40	2,634
Grades 8-9:	Substandard	CCC- to B	7.0%	508	36	472
Grade 10:	Doubtful	C to CC	25.0%	4	1	3
Grade 11:	Loss	D	100.0%	7	7	--
				6,254	89	6,165

In addition to the amounts listed above, there were credit-impaired trade receivables in place with a gross carrying amount of kEUR 173.

December 31, 2021
		Equivalent to external
		credit rating	Weighted-average	Gross carrying	Impairment loss	Net carrying
Grades		(Standard & Poor’s)	loss rate	amount	allowance from ECL	amount
				(€ in thousands)
Grades 1-4:	Low risk	BBB+ to AAA	0.2%	3,103	5	3,098
Grades 5-7:	Fair risk	B+ to BBB	1.3%	2,787	37	2,750
Grades 8-9:	Substandard	CCC- to B	7.0%	130	9	121
Grade 10:	Doubtful	C to CC	25.0%	184	46	138
Grade 11:	Loss	D	100.0%	21	21	--
				6,225	118	6,107

Summary of contractual cash flow

	December 31,
	2022
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	154	(158)	(18)	(91)	(31)	(18)	--
Lease liability	19,734	(36,445)	(419)	(1,791)	(3,494)	(3,374)	(27,367)
Trade payables	2,683	(2,683)	(2,683)	--	--	--	--
Total	22,571	(39,286)	(3,120)	(1,882)	(3,525)	(3,392)	(27,367)

	December 31,
	2021
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Long-term debt	24,078	(31,042)	(109)	(15,363)	(1,528)	(10,595)	(3,447)
Lease liability	3,210	(3,704)	(76)	(659)	(1,472)	(678)	(819)
Trade payables	2,594	(2,594)	(2,594)	--	--	--	--
Total	29,882	(37,340)	(2,779)	(16,022)	(3,000)	(11,273)	(4,266)